EARNINGS PER SHARE (Details) $ in Thousands		12 Months Ended
	Feb. 03, 2016	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares		1,170,000	1,170,000	125,000
Net (loss) income from continuing operations after non-controlling interest		$ (264,861)	$ 117,010	$ 255,325
Net (loss) income from discontinued operations after non-controlling interest		0	0	(100,701)
Net (loss) income attributable to the Company		$ (264,861)	$ 117,010	$ 154,624
Weighted average shares outstanding, basic and diluted (in 000's) | shares		169,809,000	156,973,000	120,082,000
Reverse stock split, conversion ratio	0.2